INCOME TAXES (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
INCOME TAXES [Line Items]
Operating loss carry forward	$ 181	$ 166
Research and development expenses	923	142
Deferred issuance expenses	671	0
Other	16	4
Net deferred tax asset before valuation allowance	1,791	312
Valuation allowance	(1,791)	(312)
Net deferred tax asset	$ 0	$ 0